Stockholder's Deficit (Details Narrative) - USD ($)						11 Months Ended		12 Months Ended
	Apr. 29, 2015	Apr. 24, 2015	Feb. 28, 2014	Oct. 12, 2013	Aug. 22, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2015	Mar. 31, 2015
Authorized reverse stock split					225:1 reverse stock split
Number of stock issued during period			40,000,000	10,000,000
Percentage of ownership acquire				80.00%
Debt conversion into shares						6,560,000	3,274,000
Debt conversion into shares, value							$ 3,274	$ 2,560
Conversion price per share			$ 0.001	$ 0.001						$ 0.001
Preferred stock, par value						$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized						50,000,000	50,000,000	50,000,000	50,000,000
Preferred stock, designated						10,000,000	10,000,000	10,000,000
Series A preferred stock, shares issued						3,000,000	3,000,000	3,000,000	3,000,000
Series A preferred stock, shares outstanding						3,000,000	3,000,000	3,000,000	3,000,000
Warren Sheppard [Member]
Number of stock issued during period	3,001,702
Five Arrows [Member]
Number of shares issued for acquisition		14,000,000